ORGANIZATION AND NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
ORGANIZATION AND NATURE OF BUSINESS
NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

Corporate History

On May 14, 2019, Singlepoint Inc. (“Singlepoint” or “the Company”) established a subsidiary, Singlepoint Direct Solar LLC (“Direct Solar America”), completing the acquisition of certain assets of Direct Solar LLC and AI Live Transfers LLC (See Note 3). The Company owns Fifty One Percent (51%) of the membership interests of Direct Solar America. On January 26, 2021 the Company entered into a purchase agreement to acquire 100% ownership of EnergyWyze, LLC, a limited liability company (“EnergyWyze”) (See Note 3). On February 12, 2021, the Company purchased 51% ownership of Box Pure Air, LLC, (“Box Pure Air”) (See Note 3).

Business

We are a company focused on providing renewable energy solutions and energy-efficient applications to drive better health and living. We currently have core subsidiaries specialized in solar energy and air purification. We built our portfolio through synergistic acquisitions, products, and partnerships. The Company’s initial focus is on solar energy. Through technology solutions we believe we will increase efficiencies across various markets. We strive to create long-term value for our shareholders by helping our partner companies to increase their market penetration, grow revenue and improve cash flow. As of June 30, 2021 we currently have five subsidiaries, EnergyWyze LLC, 100% interest, Box Pure Air, 51% interest, Direct Solar America, 51% interest, Discount Indoor Garden Supply, Inc. (“DIGS”), 90% interest, and ShieldSaver, LLC (“ShieldSaver”), 51% interest. Our principal offices are located at 2999 North 44th Street Suite 530, Phoenix, AZ 85018, telephone: (888) 682-7464. In April 2021, we formalized and completed the spin-off of 1606 Corp. We intend to spin-off additional assets or non-core subsidiaries in the future.

Going Concern

The financial statements have been prepared assuming that the Company will continue as a going concern. As of June 30, 2021, the Company has yet to achieve profitable operations and is dependent on its ability to raise capital from stockholders or other sources to sustain operations and to ultimately achieve viable operations. The financial statements do not include any adjustments that might result from the outcome of these uncertainties. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue in existence is dependent on the Company’s ability to develop the Company’s businesses and to achieve profitable operations. Since the Company has not yet achieved profitable operations and/or adequate cash flows, management will continue to pursue additional debt and equity financing.

NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

Corporate History

Carbon Credits International Inc. (“CCII”), which was formed on October 15, 2007 as a Nevada corporation, was the result of a spin off from Carbon Credits Industries, Inc. (“CCI”), its former parent issuer, on October 17, 2007. On December 23, 2011, CCII entered into a merger agreement with Lifestyle Wireless, Inc. (“LWI”), a Washington Corporation, with CCII remaining as the surviving company. The effective date of the merger was January 10, 2012. On July 1, 2013, CCII changed its name to Singlepoint Inc. (“Singlepoint” or “the Company”). On May 14, 2019, the Company established a subsidiary, Singlepoint Direct Solar LLC (“Direct Solar America”), completing the acquisition of certain assets of Direct Solar America and AI Live Transfers LLC (See Note 3). The Company owns Fifty One Percent (51%) of the membership interests of Direct Solar America.

Business

We are a company focused on providing renewable energy solutions and energy-efficient applications to drive better health and living. We currently have core subsidiaries including solar and air purification. We built our portfolio through synergistic acquisitions, products, and partnerships to provide a rich, diversified holding base. The Company’s initial focus is on solar energy and we are committed to building a foundation for future expansion opportunities and building brands based on technology solutions we believe will increase efficiencies across various markets. We strive to create long-term value for our shareholders by helping our partner companies to increase their market penetration, grow revenue and improve cash flow. As of December 31, 2020 we currently have three subsidiaries, Direct Solar America, 51% interest, Discount Indoor Garden Supply, Inc. (“DIGS”, 90% interest), and ShieldSaver, LLC (“ShieldSaver”, 51% interest). Our principal offices are located at 2999 North 44th Street Suite 530, Phoenix, AZ 85018, telephone: (888) 682-7464. We have formalized, announced and are in the process of spinning out our 1606 Corp. We may decide to due future spin-off additional assets or subsidiaries

Going Concern

The financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2020, the Company has yet to achieve profitable operations and is dependent on its ability to raise capital from stockholders or other sources to sustain operations and to ultimately achieve viable operations. The financial statements do not include any adjustments that might result from the outcome of these uncertainties. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue in existence is dependent on the Company’s ability to develop the Company’s businesses and to achieve profitable operations. Since the Company does not anticipate achieving profitable operations and/or adequate cash flows in the near term, management will continue to pursue additional equity financing through private placements of the Company’s common stock.